Supplemental Cash Flow Information and Disclosure of Non-Cash Transactions (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member]
Cash Flow, Supplemental [Line Items]
Cash paid during the year for interest, net of amounts capitalized	$ 47,152	$ 56,428	$ 120,908	$ 160,273	$ 164,513
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	280,290	88,420	166,252	99,680	0
Class B units issued in connection with the Creole Trail Pipeline Business acquisition	$ 0	$ 180,000	$ 180,000	$ 0	$ 0